Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) segment		Dec. 31, 2017 USD ($)
Operating segments [Abstract]
Number of operating segments | segment		1
Disclosure of geographical areas [line items]
Product revenue	$ 30,864	$ 40,250	[1]	$ 48,263	[1],[2]
Broadband and Critical IoT
Disclosure of geographical areas [line items]
Product revenue	10,431	11,657		27,900
Massive IoT
Disclosure of geographical areas [line items]
Product revenue	12,816	19,679		11,568
Vertical
Disclosure of geographical areas [line items]
Product revenue	7,617	8,914		8,795
Product
Disclosure of geographical areas [line items]
Product revenue	21,947	28,938	[1]	37,353	[1],[2]
License
Disclosure of geographical areas [line items]
Product revenue	2,578	2,707		2,838
Development and other services
Disclosure of geographical areas [line items]
Product revenue	6,339	8,605		8,072
U.S. dollar denominated accounts | United States of America
Disclosure of geographical areas [line items]
Product revenue	9,221	7,042		11,282
Taiwan
Disclosure of geographical areas [line items]
Product revenue	11,387	16,704		8,126
Korea
Disclosure of geographical areas [line items]
Product revenue	6,813	261		373
China
Disclosure of geographical areas [line items]
Product revenue	2,139	11,638		21,819
Rest of Asia
Disclosure of geographical areas [line items]
Product revenue	106	1,911		2,291
Total Asia
Disclosure of geographical areas [line items]
Product revenue	20,445	30,514		32,609
Europe, Middle East, Africa | Rest of world
Disclosure of geographical areas [line items]
Product revenue	$ 1,198	$ 2,694		$ 4,372
Revenue Risk [Member] | International
Disclosure of geographical areas [line items]
Concentration Risk, Percentage	99.80%	99.60%		100.00%

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.